Equipment - Schedule of equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	$ 197
Balance, end of period	129	$ 197
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	420	467
Foreign currency translation adjustment	27	(47)
Balance, end of period	447	420
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	(223)	(170)
Amortization	76	81
Foreign currency translation adjustment	19	(28)
Balance, end of period	(318)	(223)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	58
Balance, end of period	38	58
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	109	119
Foreign currency translation adjustment	6	(10)
Balance, end of period	115	109
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	(51)	(32)
Amortization	23	23
Foreign currency translation adjustment	3	(4)
Balance, end of period	(77)	(51)
Office Furnishings and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	3
Balance, end of period	1	3
Office Furnishings and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	62	67
Foreign currency translation adjustment	3	(5)
Balance, end of period	65	62
Office Furnishings and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	(59)	(61)
Amortization	1	5
Foreign currency translation adjustment	4	(7)
Balance, end of period	(64)	(59)
Right of Use Asset [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	136
Balance, end of period	90	136
Right of Use Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	249	281
Foreign currency translation adjustment	18	(32)
Balance, end of period	267	249
Right of Use Asset [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance, beginning of period	(113)	(77)
Amortization	52	53
Foreign currency translation adjustment	12	(17)
Balance, end of period	$ (177)	$ (113)